Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) ft² a	Dec. 31, 2023 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	$ 2,849,287	$ 2,556,830
Accumulated depreciation | $	(1,572,339)	(1,468,880)
Depreciated cost | $	1,276,948	1,087,950
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	1,156,083	996,156
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	1,420,055	1,299,426
Enterprise Resource Planning (ERP)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	$ 132,817	124,803
Useful life	12 years
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	$ 90,461	86,313
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross | $	$ 49,871	$ 50,132
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	1,619,433
Real estate leased, square feet	7,658,727
Ramat Beka
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	860,000
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	771,145
Real estate leased, square feet	910,025
New Hampshire, Florida and Alabama Facilities
Property, Plant and Equipment, Net [Line Items]
Real estate owned, in acres | a	109
Arizona, Washington and Georgia Facilities
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	166,000
Real estate leased, square feet	83,000
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	881,916
Real estate leased, square feet	713,418